REVENUE AND OTHER INCOME (Tables)	6 Months Ended
Jun. 30, 2024
Revenue And Other Income
SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME
a)	Revenue comprises the fair value of the consideration received or receivable for the sale of goods.

An analysis of the Company’s revenue and other income is as follows:

	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Revenues
Continuing operations
Business management and consulting	-	477
Livestreaming ecommerce	43,462	44,159

Discontinued operations
Sale of tiles (Note 18)	-	390

Total revenues	43,462	45,026

Other income
Continuing operations
Interest income	213	77
Government grant	-	45
Tax subsidy	438	120
Loan forgiveness	-	167

Discontinued operations
Other income (Note 18)	-	825
Total other income	651	1,234

SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT

The following table shows the Company’s operations by business segment for the six months ended June 30, 2024 and 2023.

	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Revenues
Discontinued operations
Sales of tile products	-	390
Continuing operations
Consulting income / software	-	477
Livestreaming ecommerce	43,462	44,159
Total revenues	43,462	45,026

Cost of revenues
Discontinued operations
Sales of tile products	-	1,091
Continuing operations
Consulting income / software	65	1,177
Livestreaming ecommerce	39,904	36,647
Total cost of revenues	39,969	38,915

Operating costs and expenses
Discontinued operations
Sales of tile products	-	468
Continuing operations
Consulting income / software	139	373
Livestreaming ecommerce	3,641	7,676
Other	6,750	4,639
Total operating costs and expenses	10,530	13,156

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	-	144
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	-
Total bad debt expense		144

Other expenses
Discontinued operations
Sales of tile products	-
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	139	-
Total other expenses	139	-

Other income
Discontinued operations
Sales of tile products	-	825
Continuing operations
Consulting income / software	-	11
Livestreaming ecommerce	446	154
Other	205	244
Total other income	651	1,234

Loss from operations
Sales of tile products	-	(200)
Consulting income / software	(212)	(1,062)
Livestreaming ecommerce	224	(11)
Other	(6,537)	(4,394)
Loss from operations	(6,525)	(5,667)

	As of June 30, 2024	As of December 31, 2023
	USD’000	USD’000
Segment assets
Ceramic tile products	-	-
Consulting income/software	13,535	7,231
Livestreaming ecommerce	3,692	1,903
Others	10,937	7,980
Total assets	28,164	17,114